DECOMMISSIONING LIABILITIES	12 Months Ended
Dec. 31, 2019
Disclosure Of Decomissioning Liabilities [Abstract]
DECOMMISSIONING LIABILITIES
27. DECOMMISSIONING LIABILITIES
The following table presents the change in the decommissioning liabilities for Brookfield Renewable:

(MILLIONS)	2019	2018
Balance, beginning of the year	$394	$374
Acquisitions through business combinations	38	68
Reduction arising from payments/derecognition	(8)	—
Accretion	17	8
Changes in estimates	61	(30)
Foreign exchange	2	(26)

Balance, end of the year	$504	$394

Brookfield Renewable has recorded decommissioning
liabilities
 associated with certain power generating assets. The decommissioning retirement obligation has been established for hydroelectric, wind and solar operation sites that are expected to be restored between the years 2020 to 2137. The estimated cost of decommissioning activities is based on a third-party assessment.